INCOME TAX EXPENSE - RECONCILIATION BETWEEN ACTUAL INCOME TAX EXPENSE AND THE EXPECTED INCOME TAX EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation between actual income tax expense and the expected income tax expense at applicable statutory tax rates
Earnings before income tax	¥ 99,110	¥ 86,697	¥ 80,151
Expected PRC income tax expense at a statutory tax rate of 25%	24,778	21,674	20,038
Tax effect of preferential tax rate (Note i)	(1,259)	(793)	83
Effect of income taxes at foreign operations	77	(1,394)	299
Tax effect of non-deductible expenses	2,351	1,905	1,529
Tax effect of non-taxable income	(5,033)	(5,939)	(2,786)
Tax effect of utilization of previously unrecognized tax losses and temporary differences	(779)	(613)	(453)
Tax effect of tax losses not recognized	609	1,485	958
Write-down of deferred tax assets	188	26	811
Adjustment of prior years	(719)	(72)	228
Income tax expense	¥ 20,213	¥ 16,279	¥ 20,707
PRC
Reconciliation between actual income tax expense and the expected income tax expense at applicable statutory tax rates
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate applicable to western regions	15.00%